Summary of Significant Accounting Policies - Warranty liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Warranty liabilities
Warranty - beginning of year	¥ 2,946,937	¥ 1,962,977	¥ 952,946
Provision for warranty	1,222,916	1,128,920	1,078,854
Warranty costs incurred	(257,629)	(144,960)	(68,823)
Warranty - end of year	¥ 3,912,224	¥ 2,946,937	¥ 1,962,977